Financial Instruments (Details) - Schedule of carrying amount and fair value of financial instruments - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of carrying amount and fair value of financial instruments [Line Items]
Financial liabilities Carrying Amount	$ 108,262	$ 4,939
Financial liabilities Fair Value	108,020	5,213
Assumed Liabilities [Member]
Financial Instruments (Details) - Schedule of carrying amount and fair value of financial instruments [Line Items]
Financial liabilities Carrying Amount	61,915
Financial liabilities Fair Value	61,915
Bank loans [Member]
Financial Instruments (Details) - Schedule of carrying amount and fair value of financial instruments [Line Items]
Financial liabilities Carrying Amount	20,038	274
Financial liabilities Fair Value	19,502	278
Leases [Member]
Financial Instruments (Details) - Schedule of carrying amount and fair value of financial instruments [Line Items]
Financial liabilities Carrying Amount	4,314	4,665
Financial liabilities Fair Value	$ 4,608	$ 4,935